Nature of the Business - Additional Information (Details) $ / shares in Units, $ in Thousands		9 Months Ended
	Aug. 11, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Nature Of Business [Line Items]
Proceeds from issuance of ADSs in initial public offering, net of issuance costs			$ 161,602
Reverse split, description		1-for-0.159 reverse split
Reverse split, ratio		6.289
Net losses		$ 105,691	58,245
Accumulated deficit		321,681		$ 215,990
Net cash used in operating and investing activities		93,900
Cash and cash equivalents		$ 136,377	$ 250,735	$ 229,974
American Depositary Shares
Nature Of Business [Line Items]
Proceeds from issuance of ADSs in initial public offering, net of issuance costs	$ 161,800
American Depositary Shares | IPO
Nature Of Business [Line Items]
Issuance of shares, Shares | shares	9,951,591
Ordinary shares, price per share | $ / shares	$ 18.00
American Depositary Shares | Overallotment Options to Underwriters
Nature Of Business [Line Items]
Issuance of shares, Shares | shares	1,128,062